SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-92948)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 93
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and
REGISTRATION STATEMENT
(NO. 811-04098)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 94
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VANGUARD CHESTER FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on June 10, 2022, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 93 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 94 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Chester Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until June 10, 2022, the pending effective date of the Trust’s 90th Post-Effective Amendment. By way of further background:

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Post-Effective Amendment No. 92 was filed under Rule 485(b)(1)(iii) on April 14, 2022, for the sole purpose of extending to May 13, 2022, the then-pending effective date of Post-Effective Amendment No. 90.

·

Post-Effective Amendment No. 90 was filed under Rule 485(a) on January 10, 2022, for the purpose of adding Vanguard Target Retirement 2070 Fund, a new series of the Trust, which will be offered in an Investor Share Class. Post-Effective Amendment No. 90 originally requested that the Amendment become effective on April 15, 2022.

This Post-Effective Amendment No. 93 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 90 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 12th day of May, 2022.

VANGUARD CHESTER FUNDS

BY: /s/ Mortimer J. Buckley*

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief Executive Officer	May 12, 2022

Mortimer J. Buckley
/s/ Tara Bunch*	Trustee	May 12, 2022

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	May 12, 2022

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	May 12, 2022

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	May 12, 2022

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	May 12, 2022

Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	May 12, 2022

Deanna Mulligan
/s/ André F. Perold*	Trustee	May 12, 2022

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	May 12, 2022

Sarah Bloom Raskin
/s/ David Thomas*	Trustee	May 12, 2022

David Thomas
/s/ Peter F. Volanakis*	Trustee	May 12, 2022

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	May 12, 2022

Christine Buchanan

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of

Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see File Number 811-02652), Incorporated by Reference.